Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment Information - Revenue by Geographic Region

	Three Month Period ended June 30, 2021	Three Month Period ended June 30, 2020	Six Month Period ended June 30, 2021	Six Month Period ended June 30, 2020
Asia	$86,858	$29,495	$124,940	$58,022
Europe	51,803	12,801	72,465	27,351
North America	13,348	4,123	19,667	7,536
Australia	—	130	—	130
Total	$152,009	$46,549	$217,072	$93,039